UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21944

First Trust Exchange-Traded Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments
June 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 98.9%
	Belgium — 2.3%
509,972	Proximus SADP	$11,499,993

	Finland — 3.8%
796,231	Fortum OYJ	19,005,923

	France — 15.9%
500,550	CNP Assurances	11,392,743
142,030	Covivio	14,778,378
393,226	Klepierre S.A.	14,809,518
329,734	SCOR SE	12,252,731
242,360	Societe Generale S.A.	10,221,568
276,835	TOTAL S.A.	16,878,882
		80,333,820

	Germany — 6.6%
55,271	Allianz SE	11,425,853
253,561	Deutsche Post AG	8,282,166
63,860	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,501,948
		33,209,967

	Italy — 8.6%
845,983	Assicurazioni Generali S.p.A.	14,196,699
5,225,104	Intesa Sanpaolo S.p.A.	15,852,694
3,191,761	Snam S.p.A.	13,328,978
		43,378,371

	Multi-National — 3.1%
70,000	Unibail-Rodamco-Westfield	15,413,227

	Portugal — 4.8%
6,080,956	EDP-Energias de Portugal S.A.	24,144,586

	Spain — 2.0%
1,914,534	Banco Santander S.A.	10,266,773

	Sweden — 2.7%
1,455,301	Skandinaviska Enskilda Banken AB, Class A	13,836,875

	Switzerland — 10.7%
182,635	Swiss Prime Site AG	16,810,240
139,410	Swiss Re AG	12,064,462
22,015	Swisscom AG	9,852,618
50,625	Zurich Insurance Group AG	15,034,649
		53,761,969

	United Kingdom — 38.4%
269,652	AstraZeneca PLC	18,694,002
1,949,005	BAE Systems PLC	16,636,969
1,386,034	GlaxoSmithKline PLC	27,983,356
4,726,023	J Sainsbury PLC	20,033,767
2,242,781	National Grid PLC	24,815,863
783,086	Royal Dutch Shell PLC, Class B	28,043,392
1,842,578	SSE PLC	32,950,076

See Notes to Portfolio of Investments

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	United Kingdom (Continued)
2,393,574	United Utilities Group PLC	$24,108,849
		193,266,274

	Total Common Stocks — 98.9%	498,117,778
	(Cost $488,041,772)

	Rights— 0.0%
	Italy — 0.0%
5,604,497	Intesa Sanpaolo S.p.A., expiring 7/17/18 (b) (c)	0
	(Cost $0)

	Money Market Funds — 0.1%
289,455	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.78% (d)	289,455
	(Cost $289,455)

	Total Investments — 99.0%	498,407,233
	(Cost $488,331,227) (e)
	Net Other Assets and Liabilities — 1.0%	5,073,063
	Net Assets — 100.0%	$503,480,296

(a)

Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2018, securities noted as such are valued at $0 or 0.0% of net assets.
(c)	Non-income producing security.
(d)	Rate shown reflects yield as of June 30, 2018.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $32,288,156 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $22,212,150. The net unrealized appreciation was $10,076,006.

See Notes to Portfolio of Investments

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2		Level 3
Common Stocks*	$498,117,778	$—		$—
Rights*	—	—	**	—
Money Market Funds	289,455	—		—
Total Investments	$498,407,233	$—	**	$—

* See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

Sector Allocation	% of Total Long-Term Investments
Financials	28.1%
Utilities	25.1
Real Estate	12.4
Energy	11.7
Health Care	9.4
Industrials	5.0
Telecommunication Services	4.3
Consumer Staples	4.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	47.6%
British Pound Sterling	38.8
Swiss Franc	10.8
Swedish Krona	2.8
United States Dollar	0.0 *
Total	100.0%
* Amount is less than 0.1%.

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments
June 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.4%
	Australia — 4.7%
196,196	BGP Holdings PLC (b) (c) (d)	$0
14,921	BWP Trust	35,887
10,256	Charter Hall Retail REIT	31,802
45,990	Cromwell Property Group	38,119
31,220	Dexus	224,343
54,214	Goodman Group	385,965
55,396	GPT Group (The)	207,439
16,723	Investa Office Fund	64,726
113,769	Mirvac Group	182,703
156,877	Scentre Group	509,665
22,993	Shopping Centres Australasia Property Group	41,689
74,652	Stockland	219,327
98,330	Vicinity Centres	188,472
		2,130,137

	Austria — 0.2%
352	BUWOG AG	11,839
2,117	CA Immobilien Anlagen AG	70,557
		82,396

	Belgium — 0.6%
552	Aedifica S.A.	50,345
592	Befimmo S.A.	36,503
633	Cofinimmo S.A.	78,062
488	Intervest Offices & Warehouses N.V.	12,338
62	Leasinvest Real Estate S.C.A.	6,936
201	Retail Estates N.V.	17,910
516	Warehouses De Pauw C.V.A.	65,320
67	Wereldhave Belgium N.V.	7,652
303	Xior Student Housing N.V.	13,411
		288,477

	Bermuda — 0.6%
35,822	Hongkong Land Holdings Ltd.	256,127

	Canada — 2.7%
2,853	Allied Properties Real Estate Investment Trust	90,821
4,198	Artis Real Estate Investment Trust	41,864
1,164	Boardwalk Real Estate Investment Trust	40,437
4,195	Canadian Apartment Properties REIT	136,031
6,457	Chartwell Retirement Residences	75,294
8,436	Choice Properties Real Estate Investment Trust	77,709
5,557	Cominar Real Estate Investment Trust	54,190
2,689	Crombie Real Estate Investment Trust	26,018
5,065	Dream Global Real Estate Investment Trust	55,325
1,439	Dream Office Real Estate Investment Trust	25,646
4,558	First Capital Realty, Inc.	71,630
1,407	Granite Real Estate Investment Trust	57,387

Shares	Description	Value

	Common Stocks (a) (Continued)
	Canada (Continued)
8,853	H&R Real Estate Investment Trust	$135,490
2,448	Killam Apartment Real Estate Investment Trust	27,894
1,318	Northview Apartment Real Estate Investment Trust	26,347
2,743	NorthWest Healthcare Properties Real Estate Investment Trust	23,556
9,692	RioCan Real Estate Investment Trust	178,041
3,613	SmartCentres Real Estate Investment Trust	83,904
		1,227,584

	Cayman Islands — 2.0%
82,316	CK Asset Holdings Ltd.	653,651
37,006	Wharf Real Estate Investment Co., Ltd.	263,433
		917,084

	Finland — 0.2%
11,770	Citycon OYJ	25,483
2,656	Kojamo OYJ (c)	28,381
4,322	Technopolis OYJ	19,457
		73,321

	France — 1.6%
931	Carmila S.A.	25,930
1,097	Covivio	114,144
1,584	Gecina S.A.	265,076
960	ICADE	90,024
6,128	Klepierre S.A.	230,790
1,256	Mercialys S.A.	21,869
		747,833

	Germany — 4.0%
906	ADLER Real Estate AG (c)	15,236
4,851	alstria office REIT-AG	72,909
1,567	Deutsche EuroShop AG	55,374
10,885	Deutsche Wohnen SE	526,257
1,359	DIC Asset AG	15,251
2,329	Hamborner REIT AG	24,777
1,939	LEG Immobilien AG	210,767
3,870	TAG Immobilien AG	85,100
2,603	TLG Immobilien AG	69,429
15,687	Vonovia SE	746,695
		1,821,795

	Guernsey — 0.2%
7,356	F&C UK Real Estate Investment Ltd.	9,689
9,748	Regional REIT Ltd. (e)	12,222
15,901	Schroder Real Estate Investment Trust Ltd.	12,948
27,943	Sirius Real Estate Ltd.	23,012

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Guernsey (Continued)
12,362	Standard Life Investment Property Income Trust Ltd.	$15,189
		73,060

	Hong Kong — 5.2%
59,680	Champion REIT	39,632
62,022	Hang Lung Properties Ltd.	127,908
36,102	Henderson Land Development Co., Ltd.	190,965
18,644	Hysan Development Co., Ltd.	104,085
65,840	Link REIT	601,284
173,572	New World Development Co., Ltd.	244,243
94,850	Sino Land Co., Ltd.	154,263
43,589	Sun Hung Kai Properties Ltd.	657,813
32,384	Swire Properties Ltd.	119,702
37,006	Wharf Holdings (The) Ltd.	118,863
		2,358,758

	Ireland — 0.2%
21,098	Green REIT PLC	36,465
21,255	Hibernia REIT PLC	37,232
10,751	Irish Residential Properties REIT PLC	17,326
		91,023

	Isle of Man — 0.0%
38,915	RDI REIT PLC	17,950

	Israel — 0.1%
1,122	Azrieli Group Ltd.	55,636

	Italy — 0.1%
31,239	Beni Stabili S.p.A. SIIQ	27,379
1,495	Immobiliare Grande Distribuzione SIIQ S.p.A.	12,015
		39,394

	Japan — 10.7%
19	Activia Properties, Inc.	87,179
39	Advance Residence Investment Corp.	99,970
3,627	AEON Mall Co., Ltd.	65,192
45	AEON REIT Investment Corp.	51,904
16	Comforia Residential REIT, Inc.	37,718
53	Daiwa House REIT Investment Corp.	125,852
8	Daiwa Office Investment Corp.	45,956
14	Frontier Real Estate Investment Corp.	56,271
22	Fukuoka REIT Corp.	34,893
93	GLP J-REIT	98,783
10,900	Hulic Co., Ltd.	116,467
30	Hulic REIT, Inc.	46,498
48	Industrial & Infrastructure Fund Investment Corp.	53,500
118	Invincible Investment Corp.	53,183
37	Japan Excellent, Inc.	47,689
123	Japan Hotel REIT Investment Corp.	92,210
27	Japan Logistics Fund, Inc.	55,041

Shares	Description	Value

	Common Stocks (a) (Continued)
	Japan (Continued)
26	Japan Prime Realty Investment Corp.	$94,522
40	Japan Real Estate Investment Corp.	211,715
46	Japan Rental Housing Investments, Inc.	37,019
80	Japan Retail Fund Investment Corp.	144,226
11	Kenedix Office Investment Corp.	68,356
16	Kenedix Retail REIT Corp.	35,363
36,230	Mitsubishi Estate Co., Ltd.	633,857
28,981	Mitsui Fudosan Co., Ltd.	699,952
44	Mori Hills REIT Investment Corp.	56,473
30	Mori Trust Sogo REIT, Inc.	43,002
14	Nippon Accommodations Fund, Inc.	63,731
39	Nippon Building Fund, Inc.	225,091
58	Nippon Prologis REIT, Inc.	120,385
3,600	Nomura Real Estate Holdings, Inc.	79,924
126	Nomura Real Estate Master Fund, Inc.	177,878
3,252	NTT Urban Development Corp.	34,954
81	Orix JREIT, Inc.	129,421
39	Premier Investment Corp.	39,594
108	Sekisui House REIT, Inc.	70,820
12,744	Sumitomo Realty & Development Co., Ltd.	470,670
6,287	Tokyo Tatemono Co., Ltd.	86,371
27	Tokyu REIT, Inc.	36,337
89	United Urban Investment Corp.	138,184
		4,866,151

	Jersey — 0.1%
2,632	Phoenix Spree Deutschland Ltd.	11,984
10,399	Target Healthcare REIT Ltd.	15,165
		27,149

	Luxembourg — 0.6%
893	ADO Properties S.A. (e)	48,555
19,147	Aroundtown S.A.	157,302
3,338	Grand City Properties S.A.	86,694
		292,551

	Multi-National — 2.0%
4,123	Unibail-Rodamco-Westfield	907,839

	Netherlands — 0.3%
1,463	Eurocommercial Properties N.V.	62,121
535	NSI N.V.	22,429
558	Vastned Retail N.V.	26,326
1,236	Wereldhave N.V.	48,585
		159,461

	New Zealand — 0.1%
43,580	Kiwi Property Group Ltd.	39,700

	Norway — 0.1%
3,353	Entra ASA (e)	45,781

	Singapore — 2.4%
72,900	Ascendas Real Estate Investment Trust	141,252

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Singapore (Continued)
72,090	CapitaLand Commercial Trust	$87,831
77,030	CapitaLand Ltd.	178,653
70,683	CapitaLand Mall Trust	107,386
23,900	CDL Hospitality Trusts	27,540
14,400	City Developments Ltd.	115,517
40,222	Fortune Real Estate Investment Trust	47,268
60,200	Keppel REIT	48,602
58,421	Mapletree Commercial Trust	67,318
40,300	Mapletree Industrial Trust	57,085
62,853	Mapletree Logistics Trust	56,741
59,797	Suntec Real Estate Investment Trust	75,926
15,100	UOL Group Ltd.	84,449
		1,095,568

	Spain — 0.7%
317	Axiare Patrimonio SOCIMI S.A.	6,493
2,712	Hispania Activos Inmobiliarios SOCIMI S.A.	57,736
8,705	Inmobiliaria Colonial Socimi S.A.	96,218
2,742	Lar Espana Real Estate Socimi S.A.	30,612
10,228	Merlin Properties Socimi S.A.	148,766
		339,825

	Sweden — 1.5%
8,262	Castellum AB	133,891
495	Catena AB	9,660
1,268	D Carnegie & Co. AB (c)	20,556
2,580	Dios Fastigheter AB	15,483
8,087	Fabege AB	96,501
2,972	Fastighets AB Balder, Class B (c)	77,579
4,600	Hemfosa Fastigheter AB	53,823
3,356	Hufvudstaden AB, Class A	48,073
16,066	Klovern AB, Class B	17,830
5,785	Kungsleden AB	39,916
2,300	Pandox AB	39,083
3,591	Victoria Park AB, Class B	15,235
5,011	Wallenstam AB, Class B	45,065
4,066	Wihlborgs Fastigheter AB	47,048
		659,743

	Switzerland — 0.9%
431	Allreal Holding AG	70,288
187	Mobimo Holding AG	46,264
1,203	PSP Swiss Property AG	111,760
2,167	Swiss Prime Site AG	199,457
		427,769

	United Kingdom — 4.7%
71,876	Assura PLC	54,638
4,470	Big Yellow Group PLC	56,250
30,073	British Land (The) Co. PLC	266,788
22,489	Capital & Counties Properties PLC	85,270
16,655	Capital & Regional PLC	11,188
10,948	Custodian REIT PLC	17,512

Shares	Description	Value

	Common Stocks (a) (Continued)
	United Kingdom (Continued)
139	Daejan Holdings PLC	$10,787
3,072	Derwent London PLC	125,926
17,976	Empiric Student Property PLC	21,019
11,813	GCP Student Living PLC	22,918
12,569	Grainger PLC	51,091
8,619	Great Portland Estates PLC	81,262
24,355	Hammerson PLC	167,977
12,334	Hansteen Holdings PLC	16,961
3,024	Helical PLC	13,529
27,168	Intu Properties PLC	64,611
21,851	Land Securities Group PLC	275,949
19,709	LondonMetric Property PLC	48,120
6,033	LXI REIT PLC	8,798
9,169	NewRiver REIT PLC	32,672
21,995	Primary Health Properties PLC	33,847
6,261	Safestore Holdings PLC	45,405
30,909	Segro PLC	273,062
7,036	Shaftesbury PLC	86,868
6,132	Triple Point Social Housing REIT PLC (e)	8,659
45,171	Tritax Big Box REIT PLC	92,939
7,965	UNITE Group (The) PLC	90,507
3,701	Workspace Group PLC	52,751
		2,117,304

	United States — 52.9%
2,450	Acadia Realty Trust	67,056
917	Agree Realty Corp.	48,390
65	Alexander’s, Inc.	24,871
3,116	Alexandria Real Estate Equities, Inc.	393,146
1,171	American Assets Trust, Inc.	44,838
4,168	American Campus Communities, Inc.	178,724
7,911	American Homes 4 Rent, Class A	175,466
1,598	Americold Realty Trust	35,188
4,777	Apartment Investment & Management Co., Class A	202,067
6,627	Apple Hospitality REIT, Inc.	118,491
2,584	Ashford Hospitality Trust, Inc.	20,930
4,227	AvalonBay Communities, Inc.	726,579
4,729	Boston Properties, Inc.	593,111
5,373	Brandywine Realty Trust	90,696
9,229	Brixmor Property Group, Inc.	160,861
2,717	Camden Property Trust	247,600
2,298	CareTrust REIT, Inc.	38,354
5,151	CBL & Associates Properties, Inc.	28,691
1,376	Chatham Lodging Trust	29,199
1,804	Chesapeake Lodging Trust	57,079
14,899	Colony Capital, Inc.	92,970
3,619	Columbia Property Trust, Inc.	82,187
3,123	Corporate Office Properties Trust	90,536
12,791	Cousins Properties, Inc.	123,945
5,562	CubeSmart	179,208
2,885	DCT Industrial Trust, Inc.	192,516
4,669	DDR Corp.	83,575

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
6,085	DiamondRock Hospitality Co.	$74,724
6,294	Digital Realty Trust, Inc.	702,284
4,913	Douglas Emmett, Inc.	197,404
10,918	Duke Realty Corp.	316,949
1,393	Easterly Government Properties, Inc.	27,526
1,046	EastGroup Properties, Inc.	99,956
2,312	Education Realty Trust, Inc.	95,948
4,123	Empire State Realty Trust, Inc., Class A	70,503
2,256	EPR Properties	146,166
2,590	Equity LifeStyle Properties, Inc.	238,021
10,989	Equity Residential	699,889
2,012	Essex Property Trust, Inc.	481,009
3,734	Extra Space Storage, Inc.	372,691
2,229	Federal Realty Investment Trust	282,080
3,789	First Industrial Realty Trust, Inc.	126,325
6,514	Forest City Realty Trust, Inc., Class A	148,584
1,878	Four Corners Property Trust, Inc.	46,255
3,171	Franklin Street Properties Corp.	27,144
6,168	Gaming and Leisure Properties, Inc.	220,814
981	Getty Realty Corp.	27,635
19,037	GGP, Inc.	388,926
2,061	Global Net Lease, Inc.	42,106
3,002	Government Properties Income Trust	47,582
4,878	Gramercy Property Trust	133,267
14,397	HCP, Inc.	371,731
3,772	Healthcare Realty Trust, Inc.	109,690
6,239	Healthcare Trust of America, Inc., Class A	168,203
1,083	Hersha Hospitality Trust	23,230
3,110	Highwoods Properties, Inc.	157,770
4,979	Hospitality Properties Trust	142,449
22,418	Host Hotels & Resorts, Inc.	472,347
4,716	Hudson Pacific Properties, Inc.	167,088
2,653	Independence Realty Trust, Inc.	27,352
3,648	Investors Real Estate Trust	20,173
9,140	Invitation Homes, Inc.	210,768
3,137	JBG SMITH Properties	114,406
3,811	Kennedy-Wilson Holdings, Inc.	80,603
2,965	Kilroy Realty Corp.	224,273
12,441	Kimco Realty Corp.	211,373
2,517	Kite Realty Group Trust	42,990
3,370	LaSalle Hotel Properties	115,355
6,553	Lexington Realty Trust	57,208
4,512	Liberty Property Trust	200,017
1,402	Life Storage, Inc.	136,429
1,197	LTC Properties, Inc.	51,160
4,161	Macerich (The) Co.	236,470
2,752	Mack-Cali Realty Corp.	55,811
11,102	Medical Properties Trust, Inc.	155,872
3,471	Mid-America Apartment Communities, Inc.	349,426

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
2,317	Monmouth Real Estate Investment Corp.	$38,300
1,225	National Health Investors, Inc.	90,258
4,685	National Retail Properties, Inc.	205,953
1,539	National Storage Affiliates Trust	47,432
2,270	New Senior Investment Group, Inc.	17,184
5,995	Omega Healthcare Investors, Inc.	185,845
6,342	Paramount Group, Inc.	97,667
6,149	Park Hotels & Resorts, Inc.	188,344
2,073	Pebblebrook Hotel Trust	80,432
2,093	Pennsylvania Real Estate Investment Trust	23,002
5,556	Physicians Realty Trust	88,563
3,898	Piedmont Office Realty Trust, Inc., Class A	77,687
16,234	Prologis, Inc.	1,066,411
606	PS Business Parks, Inc.	77,871
4,545	Public Storage	1,031,079
1,550	QTS Realty Trust, Inc., Class A	61,225
2,885	Quality Care Properties, Inc. (c)	62,056
2,413	Ramco-Gershenson Properties Trust	31,876
8,707	Realty Income Corp.	468,349
4,649	Regency Centers Corp.	288,610
3,379	Retail Opportunity Investments Corp.	64,742
6,704	Retail Properties of America, Inc., Class A	85,677
2,452	Rexford Industrial Realty, Inc.	76,968
5,289	RLJ Lodging Trust	116,622
1,361	Ryman Hospitality Properties, Inc.	113,167
5,412	Sabra Health Care REIT, Inc.	117,603
352	Saul Centers, Inc.	18,860
1,925	Select Income REIT	43,255
7,195	Senior Housing Properties Trust	130,158
982	Seritage Growth Properties, Class A	41,666
9,439	Simon Property Group, Inc.	1,606,423
2,615	SL Green Realty Corp.	262,886
1,309	Spirit MTA REIT (c)	13,483
13,090	Spirit Realty Capital, Inc.	105,113
2,977	STAG Industrial, Inc.	81,064
5,455	STORE Capital Corp.	149,467
3,145	Summit Hotel Properties, Inc.	45,005
2,386	Sun Communities, Inc.	233,542
6,862	Sunstone Hotel Investors, Inc.	114,046
2,795	Tanger Factory Outlet Centers, Inc.	65,655
1,813	Taubman Centers, Inc.	106,532
1,674	Terreno Realty Corp.	63,060
1,451	Tier REIT, Inc.	34,505
8,122	UDR, Inc.	304,900
390	Universal Health Realty Income Trust	24,952
3,328	Urban Edge Properties	76,111
899	Urstadt Biddle Properties, Inc., Class A	20,344
10,899	Ventas, Inc.	620,698
29,675	VEREIT, Inc.	220,782

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
8,350	VICI Properties, Inc.	$172,344
5,277	Vornado Realty Trust	390,076
5,685	Washington Prime Group, Inc.	46,105
2,397	Washington Real Estate Investment Trust	72,701
3,654	Weingarten Realty Investors	112,580
11,398	Welltower, Inc.	714,541
3,238	WP Carey, Inc.	214,841
3,272	Xenia Hotels & Resorts, Inc.	79,706
		24,030,580
	Total Common Stocks — 99.4%	45,189,996
	(Cost $40,743,430)

	Investment Companies (a) — 0.2%
	Guernsey — 0.2%
16,144	F&C Commercial Property Trust Ltd.	32,087
13,162	MedicX Fund Ltd.	14,139
16,549	Picton Property Income Ltd.	19,875
20,020	UK Commercial Property REIT Ltd.	23,251
	Total Investment Companies — 0.2%	89,352
	(Cost $89,489)

	Total Investments — 99.6%	45,279,348
	(Cost $40,832,919) (f)
	Net Other Assets and Liabilities — 0.4%	177,818
	Net Assets — 100.0%	$45,457,166

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2018, securities noted as such are valued at $0 or 0.0% of net assets.
(c)	Non-income producing security.
(d)	This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.
(e)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,892,419 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,445,990. The net unrealized appreciation was $4,446,429.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Total Value at 6/30/2018	Level 1	Level 2		Level 3
Common Stocks:
Australia	$2,130,137	$2,130,137	$—	**	$—
Other Country	43,059,859	43,059,859	—		—
Categories*
Total Common Stocks	45,189,996	45,189,996	—	**	—
Investment Companies*	89,352	89,352	—		—
Total Investments	$45,279,348	$45,279,348	$—	**	$—

*   See Portfolio of Investments for country breakout.

** Investment is valued at $0.

 All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

Sector Allocation	% of Total Long-Term Investments
Real Estate	99.7%
Health Care	0.2
Consumer Discretionary	0.1
Total	100.0%

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Currency Exposure Diversification	% of Total Investments
United States Dollar	53.6%
Japanese Yen	10.8
Euro	10.7
Hong Kong Dollar	7.3
British Pound Sterling	5.1
Australian Dollar	4.7
Canadian Dollar	2.7
Singapore Dollar	2.3
Swedish Krona	1.5
Swiss Franc	1.0
Israeli Shekel	0.1
Norwegian Krone	0.1
New Zealand Dollar	0.1
Total	100.0%

See Notes to Portfolio of Investments

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments
June 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.3%
	Australia — 15.2%
231,614	Australia & New Zealand Banking Group Ltd.	$4,840,504
680,563	Bendigo and Adelaide Bank Ltd.	5,459,573
88,901	Commonwealth Bank of Australia	4,794,204
405,716	Crown Resorts Ltd.	4,053,377
1,795,882	Fortescue Metals Group Ltd.	5,834,497
1,894,015	Harvey Norman Holdings Ltd.	4,653,531
231,549	JB Hi-Fi Ltd.	3,858,979
54,360	Macquarie Group Ltd.	4,974,331
262,142	National Australia Bank Ltd.	5,317,490
459,287	Suncorp Group Ltd.	4,959,073
947,061	Sydney Airport	5,018,247
1,300,936	Tabcorp Holdings Ltd.	4,293,899
2,432,126	Telstra Corp., Ltd.	4,715,725
157,401	Wesfarmers Ltd.	5,749,680
242,660	Westpac Banking Corp.	5,261,710
		73,784,820

	Bermuda — 0.8%
349,165	VTech Holdings Ltd.	4,029,888

	Canada — 13.5%
62,460	Bank of Nova Scotia (The)	3,536,700
114,541	BCE, Inc.	4,638,621
46,663	Canadian Imperial Bank of Commerce	4,059,165
207,807	CI Financial Corp.	3,735,199
1,548,708	Element Fleet Management Corp.	7,280,276
160,317	Emera, Inc.	5,219,311
145,585	Genworth MI Canada, Inc.	4,737,479
173,658	IGM Financial, Inc.	5,034,120
73,823	National Bank of Canada	3,544,447
155,374	Norbord, Inc.	6,389,167
218,171	Russel Metals, Inc.	4,459,175
231,912	Shaw Communications, Inc., Class B	4,724,150
111,008	TELUS Corp.	3,943,311
107,388	TransCanada Corp.	4,646,278
		65,947,399

	Cayman Islands — 1.1%
579,698	Phoenix Group Holdings	5,179,427

	Denmark — 0.8%
168,401	Tryg A/S	3,954,023

	Finland — 3.6%
252,468	Fortum OYJ	6,026,376
116,850	Metso OYJ	3,916,333
83,993	Nokian Renkaat OYJ	3,319,269
92,639	Sampo OYJ, Class A	4,522,089
		17,784,067

	France — 7.9%
162,445	AXA S.A.	3,986,619

Shares	Description	Value

	Common Stocks (a) (Continued)
	France (Continued)
55,236	BNP Paribas S.A.	$3,431,004
75,448	Bouygues S.A.	3,252,077
117,931	Casino Guichard Perrachon S.A.	4,579,189
159,048	CNP Assurances	3,620,004
390,085	Engie S.A.	5,981,264
166,057	Lagardere S.C.A.	4,384,567
571,410	Natixis S.A.	4,055,809
85,554	TOTAL S.A.	5,216,305
		38,506,838

	Germany — 2.5%
117,417	Aareal Bank AG	5,165,300
16,503	Allianz SE	3,411,570
57,035	Daimler AG	3,671,964
		12,248,834

	Hong Kong — 2.0%
2,451,458	New World Development Co., Ltd.	3,449,589
10,764,049	PCCW Ltd.	6,064,176
		9,513,765

	Ireland — 0.9%
77,672	Seagate Technology PLC	4,386,138

	Italy — 2.9%
249,757	Assicurazioni Generali S.p.A.	4,191,249
560,188	Banca Mediolanum S.p.A.	3,797,563
322,514	Eni S.p.A.	5,990,713
		13,979,525

	Japan — 0.7%
96,078	Aozora Bank Ltd.	3,657,759

	Luxembourg — 1.4%
364,914	SES S.A.	6,686,248

	Netherlands — 1.4%
632,296	Aegon N.V.	3,792,403
104,131	BE Semiconductor Industries N.V.	2,818,788
		6,611,191

	New Zealand — 1.4%
2,798,390	Spark New Zealand Ltd.	7,069,657

	Norway — 0.9%
159,691	Equinor ASA	4,243,080

	Portugal — 1.5%
1,820,150	EDP-Energias de Portugal S.A.	7,226,951

	Singapore — 1.7%
1,894,740	Singapore Telecommunications Ltd.	4,283,155
3,222,816	StarHub Ltd.	3,926,514
		8,209,669

See Notes to Portfolio of Investments

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Spain — 4.0%
213,898	Gas Natural SDG S.A.	$5,665,246
1,463,837	Mapfre S.A.	4,418,982
266,822	Red Electrica Corp., S.A.	5,434,218
473,172	Telefonica S.A.	4,022,164
		19,540,610

	Sweden — 5.0%
253,965	JM AB	4,536,735
579,240	Nordea Bank AB	5,579,795
461,124	Skandinaviska Enskilda Banken AB, Class A	4,384,327
225,544	Swedbank AB, Class A	4,829,803
1,121,523	Telia Co., AB	5,128,822
		24,459,482

	Switzerland — 2.5%
47,273	Swiss Re AG	4,090,978
7,438	Swisscom AG	3,328,811
16,554	Zurich Insurance Group AG	4,916,219
		12,336,008

	United Kingdom — 12.3%
64,343	AstraZeneca PLC	4,460,669
258,404	Bovis Homes Group PLC	3,906,480
1,796,921	BT Group PLC	5,165,093
1,986,101	Dixons Carphone PLC	4,891,074
895,568	Galliford Try PLC	10,324,112
501,326	HSBC Holdings PLC	4,702,164
1,429,359	Legal & General Group PLC	5,017,810
172,576	Royal Dutch Shell PLC, Class A	5,987,730
1,048,100	Standard Life Aberdeen PLC	4,505,176
599,288	Tate & Lyle PLC	5,115,603
566,998	United Utilities Group PLC	5,710,986
		59,786,897

	United States — 15.3%
138,323	AT&T, Inc.	4,441,552
142,363	CenterPoint Energy, Inc.	3,944,879
633,527	CenturyLink, Inc.	11,808,943
31,419	Chevron Corp.	3,972,304
130,654	FirstEnergy Corp.	4,691,785
492,967	Ford Motor Co.	5,457,145
563,181	GameStop Corp., Class A	8,205,547
334,075	Guess?, Inc.	7,149,205
61,725	Helmerich & Payne, Inc.	3,935,586
52,487	Kohl’s Corp.	3,826,302
65,508	PacWest Bancorp	3,237,405
114,326	Southern (The) Co.	5,294,437
102,875	Tupperware Brands Corp.	4,242,565

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
231,085	Waddell & Reed Financial, Inc., Class A	$4,152,598
		74,360,253
	Total Common Stocks — 99.3%	483,502,529
	(Cost $486,183,895)

	Money Market Funds — 0.1%
503,828	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.78% (b)	503,828
	(Cost $503,828)

	Total Investments — 99.4%	484,006,357
	(Cost $486,687,723) (c)
	Net Other Assets and Liabilities — 0.6%	2,934,358
	Net Assets — 100.0%	$486,940,715

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Rate shown reflects yield as of June 30, 2018.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $39,971,101 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $42,652,467. The net unrealized depreciation was $2,681,366.

See Notes to Portfolio of Investments

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$483,502,529	$—	$—
Money Market Funds	503,828	—	—
Total Investments	$484,006,357	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

Sector Allocation	% of Total Long-Term Investments
Financials	35.2%
Consumer Discretionary	17.0
Telecommunication Services	14.2
Utilities	11.4
Energy	7.0
Industrials	5.6
Consumer Staples	3.2
Materials	2.5
Information Technology	2.3
Health Care	0.9
Real Estate	0.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	25.3%
United States Dollar	16.4
Australian Dollar	15.2
Canadian Dollar	13.6
British Pound Sterling	13.4
Swedish Krona	5.1
Hong Kong Dollar	2.8
Swiss Franc	2.5
Singapore Dollar	1.7
New Zealand Dollar	1.5
Norwegian Krone	0.9
Danish Krone	0.8
Japanese Yen	0.8
Total	100.0%

See Notes to Portfolio of Investments

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments
June 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.4%
	Australia — 4.8%
102,452	AGL Energy Ltd.	$1,704,425
4,727,608	Infigen Energy (b) (c)	2,309,120
		4,013,545

	Bermuda — 1.4%
27,086,709	Concord New Energy Group Ltd.	1,191,103

	Canada — 5.5%
286,886	Boralex, Inc., Class A	4,595,762

	Cayman Islands — 3.7%
2,023,654	China High Speed Transmission Equipment Group Co., Ltd. (b)	3,121,012

	China — 13.4%
10,505,009	China Longyuan Power Group Corp., Ltd., Class H	8,462,279
463,710	China Suntien Green Energy Corp., Ltd., Class H	133,576
2,217,051	Xinjiang Goldwind Science & Technology Co., Ltd., Class H (b)	2,698,689
		11,294,544

	Denmark — 15.1%
111,885	Orsted A/S (d)	6,769,271
96,070	Vestas Wind Systems A/S	5,947,954
		12,717,225

	France — 2.0%
111,141	Engie S.A.	1,704,151

	Germany — 11.4%
171,164	E. ON SE	1,829,752
302,011	Nordex SE (b) (c)	3,067,688
326,245	PNE AG	868,656
91,482	RWE AG	2,085,910
13,195	Siemens AG	1,744,623
		9,596,629

	Greece — 1.6%
220,153	Terna Energy S.A.	1,324,039

	Italy — 3.6%
299,419	Enel S.p.A	1,663,342
55,205	Prysmian S.p.A.	1,375,112
		3,038,454

	Japan — 3.5%
95,410	Mitsui & Co., Ltd.	1,592,106
171,504	Toray Industries, Inc.	1,353,877
		2,945,983

	Netherlands — 1.3%
55,601	SIF Holding N.V.	1,090,840

Shares	Description	Value

	Common Stocks (a) (Continued)
	Portugal — 2.5%
519,770	EDP-Energias de Portugal S.A.	$2,063,760

	South Korea — 0.9%
8,782	Dongkuk Structures & Construction Co., Ltd.	35,341
326,731	Unison Co., Ltd. (c)	725,580
		760,921

	Spain — 12.0%
6,687	Acciona S.A.	553,820
82,713	Endesa S.A. (b)	1,825,113
235,506	Iberdrola S.A.	1,821,760
437,425	Siemens Gamesa Renewable Energy S.A. (b)	5,877,048
		10,077,741

	Sweden — 1.8%
82,889	SKF AB, Class B	1,542,702

	Switzerland — 2.5%
71,524	ABB Ltd.	1,567,996
6,004	BKW AG	388,020
119	Gurit Holding AG	96,853
		2,052,869

	United States — 12.4%
45,156	Alliant Energy Corp.	1,911,002
93,372	American Superconductor Corp. (b) (c)	653,604
23,164	Duke Energy Corp.	1,831,809
123,687	General Electric Co.	1,683,380
11,470	NextEra Energy, Inc.	1,915,834
38,940	Trinity Industries, Inc.	1,334,084
14,501	Woodward, Inc.	1,114,547
		10,444,260
	Total Common Stocks — 99.4%	83,575,540
	(Cost $84,549,772)

	Money Market Funds — 0.9%
726,922	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.90% (e) (f)	726,922
57,271	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.78% (e)	57,271
	Total Money Market Funds — 0.9%	784,193
	(Cost $784,193)

See Notes to Portfolio of Investments

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 11.3%
$7,208,776	BNP Paribas S.A., 2.10% (e), dated 06/29/18, due 07/02/18, with a maturity value of $7,210,038. Collateralized by U.S. Treasury Note, interest rate of 2.750%, due 02/15/19. The value of the collateral including accrued interest is $7,429,615. (f)	$7,208,776
2,304,760	JPMorgan Chase & Co., 2.05% (e), dated 06/29/18, due 07/02/18, with a maturity value of $2,305,153. Collateralized by U.S. Treasury Notes, interest rates of 1.625% to 1.750%, due 03/15/20 to 05/15/23. The value of the collateral including accrued interest is $2,362,388. (f)	2,304,760
	Total Repurchase Agreements — 11.3%	9,513,536
	(Cost $9,513,536)

	Total Investments — 111.6%	93,873,269
	(Cost $94,847,501) (g)
	Net Other Assets and Liabilities — (11.6)%	(9,746,725)
	Net Assets — 100.0%	$84,126,544

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $9,914,751 and the total value of the collateral held by the Fund is $10,240,458.
(c)	Non-income producing security.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Rate shown reflects yield as of June 30, 2018.
(f)	This security serves as collateral for securities on loan.

(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,838,522 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,812,754. The net unrealized depreciation was $974,232.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$83,575,540	$—	$—
Money Market Funds	784,193	—	—
Repurchase Agreements	—	9,513,536	—
Total Investments	$84,359,733	$9,513,536	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

% of Total
Sector Allocation	Long-Term Investments
Utilities	53.6%
Industrials	44.5
Materials	1.7
Energy	0.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	30.8%
United States Dollar	22.1
Hong Kong Dollar	16.6
Danish Krone	13.6
Canadian Dollar	4.9
Australian Dollar	4.3
Japanese Yen	3.1
Swiss Franc	2.2
Swedish Krona	1.6
South Korean Won	0.8
Total	100.0%

See Notes to Portfolio of Investments

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments
June 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.4%
	Australia — 3.7%
10,262	CIMIC Group Ltd.	$321,243
62,169	Downer EDI Ltd.	311,935
8,329	Monadelphous Group Ltd.	92,828
		726,006

	Canada — 3.7%
10,487	SNC-Lavalin Group, Inc.	463,146
10,275	Stantec, Inc.	264,251
		727,397

	Cayman Islands — 1.0%
193,402	China State Construction International Holdings Ltd.	198,441

	China — 3.8%
416,575	China Communications Construction Co., Ltd., Class H	402,472
459,227	China Railway Group Ltd., Class H	346,516
		748,988

	Finland — 0.6%
19,399	YIT OYJ (b)	115,650

	France — 8.6%
12,328	Bouygues S.A.	531,381
4,831	Eiffage S.A.	525,689
6,446	Vinci S.A.	619,977
		1,677,047

	Germany — 2.0%
2,187	HOCHTIEF AG	395,356

	Ireland — 2.3%
9,122	Kingspan Group PLC	456,787

	Japan — 30.1%
35,000	Chiyoda Corp.	304,430
16,200	COMSYS Holdings Corp.	430,039
24,300	JGC Corp.	490,104
67,000	Kajima Corp.	519,225
12,500	Kandenko Co., Ltd.	137,290
14,800	Kinden Corp.	241,955
4,770	Kumagai Gumi Co., Ltd.	167,595
14,000	Kyowa Exeo Corp.	367,845
26,600	Maeda Corp.	306,087
6,100	Maeda Road Construction Co., Ltd.	116,088
2,900	Nippo Corp.	52,911
8,820	Nishimatsu Construction Co., Ltd.	253,332
49,700	Obayashi Corp.	517,582
5,500	Okumura Corp.	179,583
38,100	Penta-Ocean Construction Co., Ltd.	255,342
2,600	Raito Kogyo Co., Ltd.	27,194
50,300	Shimizu Corp.	522,013
1,500	SHO-BOND Holdings Co., Ltd.	104,457
10,600	Taisei Corp.	584,980

Shares	Description	Value

	Common Stocks (a) (Continued)
	Japan (Continued)
27,000	Toda Corp.	$235,090
3,400	Toshiba Plant Systems & Services Corp.	77,818
		5,890,960

	Netherlands — 3.2%
5,528	Arcadis N.V.	99,804
13,992	Boskalis Westminster	407,680
26,113	Koninklijke BAM Groep N.V.	109,903
		617,387

	Norway — 0.3%
5,251	Veidekke ASA	52,804

	Panama — 1.9%
19,171	McDermott International, Inc. (c)	376,710

	Philippines — 0.7%
19,020	Manila Electric Co.	126,735

	South Korea — 3.2%
56,037	Daewoo Engineering & Construction Co., Ltd. (c)	295,143
8,150	GS Engineering & Construction Corp.	336,384
		631,527

	Spain — 4.9%
14,340	ACS Actividades de Construccion y Servicios S.A.	581,096
39,246	Obrascon Huarte Lain S.A. (b)	125,624
30,777	Sacyr S.A. (b)	84,318
4,989	Tecnicas Reunidas S.A. (b)	160,744
		951,782

	Sweden — 4.2%
9,968	NCC AB, Class B	165,767
20,884	Peab AB	157,736
27,360	Skanska AB, Class B	497,302
		820,805

	United Kingdom — 2.7%
79,957	Balfour Beatty PLC	299,369
20,627	Galliford Try PLC	237,788
		537,157

	United States — 22.5%
13,855	AECOM (c)	457,631
4,690	Dycom Industries, Inc. (c)	443,252
6,089	EMCOR Group, Inc.	463,860
11,361	Fluor Corp.	554,189
5,896	Granite Construction, Inc.	328,171
9,094	Jacobs Engineering Group, Inc.	577,378
22,340	KBR, Inc.	400,333
10,128	MasTec, Inc. (c)	513,996
14,955	Quanta Services, Inc. (c)	499,497

See Notes to Portfolio of Investments

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
9,237	Tutor Perini Corp. (c)	$170,423
		4,408,730
	Total Common Stocks — 99.4%	19,460,269
	(Cost $16,381,309)

	Money Market Funds — 0.1%
18,977	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.90% (d) (e)	18,977
	(Cost $18,977)

Principal Value	Description	Value

	Repurchase Agreements — 1.3%
$188,189	BNP Paribas S.A., 2.10% (d), dated 06/29/18, due 07/02/18, with a maturity value of $188,222. Collateralized by U.S. Treasury Note, interest rate of 2.750%, due 02/15/19. The value of the collateral including accrued interest is $193,954. (e)	188,189
60,167	JPMorgan Chase & Co., 2.05% (d), dated 06/29/18, due 07/02/18, with a maturity value of $60,177. Collateralized by U.S. Treasury Notes, interest rates of 1.625% to 1.750%, due 03/15/20 to 05/15/23. The value of the collateral including accrued interest is $61,671. (e)	60,167
	Total Repurchase Agreements — 1.3%	248,356
	(Cost $248,356)

	Total Investments — 100.8%	19,727,602
	(Cost $16,648,642) (f)
	Net Other Assets and Liabilities — (0.8)%	(159,572)
	Net Assets — 100.0%	$19,568,030

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $255,053 and the total value of the collateral held by the Fund is $267,333.
(c)	Non-income producing security.
(d)	Rate shown reflects yield as of June 30, 2018.
(e)	This security serves as collateral for securities on loan.

(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,895,239 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $816,279. The net unrealized appreciation was $3,078,960.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$19,460,269	$—	$—
Money Market Funds	18,977	—	—
Repurchase Agreements	—	248,356	—
Total Investments	$19,479,246	$248,356	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

Sector Allocation	% of Total Long-Term Investments
Industrials	96.6%
Energy	2.8
Utilities	0.6
Total	100.0%

See Notes to Portfolio of Investments

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Currency Exposure Diversification	% of Total Investments
Japanese Yen	29.9%
United States Dollar	25.6
Euro	21.4
Hong Kong Dollar	4.8
Swedish Krona	4.1
Canadian Dollar	3.7
Australian Dollar	3.7
South Korean Won	3.2
British Pound Sterling	2.7
Philippine Peso	0.6
Norwegian Krone	0.3
Total	100.0%

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments
June 30, 2018 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.6%
	Canada — 0.3%
2,960	Fortis, Inc.	$94,610

	China — 0.1%
4,808	BYD Co., Ltd., Class H	29,140

	France — 8.0%
32,724	Schneider Electric SE	2,729,325

	Germany — 4.9%
5,233	Siemens AG	691,899
23,440	SMA Solar Technology AG	971,204
		1,663,103

	Ireland — 1.2%
2,845	Eaton Corp. PLC	212,635
6,026	Johnson Controls International PLC	201,570
		414,205

	Italy — 8.2%
50,499	Enel S.p.A.	280,534
101,444	Prysmian S.p.A.	2,526,889
		2,807,423

	Japan — 5.4%
1,700	NEC Corp.	46,678
2,000	NGK Insulators Ltd.	35,641
183,300	Osaki Electric Co., Ltd.	1,408,918
17,200	Panasonic Corp.	232,021
36,000	Toshiba Corp. (b)	108,278
		1,831,536

	Jersey Island — 7.8%
28,905	Aptiv PLC	2,648,565

	Netherlands — 0.0%
768	STMicroelectronics N.V.	16,988

	Spain — 8.7%
145,006	Red Electrica Corp., S.A.	2,953,258

	Switzerland — 8.0%
124,300	ABB Ltd.	2,724,985

	Taiwan — 0.1%
3,025	Advantech Co. Ltd.	19,943

	United Kingdom — 0.7%
21,836	National Grid PLC	241,610

	United States — 46.2%
21,504	Advanced Energy Industries, Inc. (b)	1,249,167
2,257	Analog Devices, Inc.	216,492
554	Autoliv, Inc.	79,344
107	AZZ, Inc.	4,649
32,209	Badger Meter, Inc.	1,439,742

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
230	Belden, Inc.	$14,058
16,497	Cisco Systems, Inc.	709,866
56,843	Control4 Corp. (b)	1,381,853
142	Digi International, Inc. (b)	1,874
242	EnerSys	18,063
245,923	Enphase Energy, Inc. (b) (c)	1,655,062
118	ESCO Technologies, Inc.	6,809
50,040	General Electric Co.	681,044
4,764	Honeywell International, Inc.	686,254
296	Hubbell, Inc.	31,299
4,986	International Business Machines Corp.	696,544
24,678	Itron, Inc. (b)	1,481,914
377	MasTec, Inc. (b)	19,133
36,095	MYR Group, Inc. (b)	1,279,929
2,794	NVIDIA Corp.	661,899
15,081	Oracle Corp.	664,469
39,132	Quanta Services, Inc. (b)	1,307,009
25,231	SolarEdge Technologies, Inc. (b)	1,207,303
653	Tesla, Inc. (b) (c)	223,946
110	Valmont Industries, Inc.	16,583
244	WESCO International, Inc. (b)	13,932
		15,748,237
	Total Common Stocks — 99.6%	33,922,928
	(Cost $32,125,671)

	Money Market Funds — 0.1%
34,267	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.90% (d) (e)	34,267
	(Cost $34,267)

Principal Value	Description	Value

	Repurchase Agreements — 1.3%
$339,822	BNP Paribas S.A., 2.10% (d), dated 06/29/18, due 07/02/18, with a maturity value of $339,881. Collateralized by U.S. Treasury Note, interest rate of 2.750%, due 02/15/19. The value of the collateral including accrued interest is $350,232. (e)	339,822

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$108,647	JPMorgan Chase & Co., 2.05% (d), dated 06/29/18, due 07/02/18, with a maturity value of $108,665. Collateralized by U.S. Treasury Notes, interest rates of 1.625% to 1.750%, due 03/15/20 to 05/15/23. The value of the collateral including accrued interest is $111,363. (e)	$108,647
	Total Repurchase Agreements — 1.3%	448,469
	(Cost $448,469)

	Total Investments — 101.0%	34,405,664
	(Cost $32,608,407) (f)
	Net Other Assets and Liabilities — (1.0)%	(353,753)
	Net Assets — 100.0%	$34,051,911

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $453,993 and the total value of the collateral held by the Fund is $482,736.
(d)	Rate shown reflects yield as of June 30, 2018.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,012,547 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,215,290. The net unrealized appreciation was $1,797,257.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$33,922,928	$—	$—
Money Market Funds	34,267	—	—
Repurchase Agreements	—	448,469	—
Total Investments	$33,957,195	$448,469	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

Sector Allocation	% of Total Long -Term Investments
Industrials	44.1%
Information Technology	35.9
Utilities	10.5
Consumer Discretionary	9.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	56.1%
Euro	29.5
Swiss Franc	7.9
Japanese Yen	5.3
British Pound Sterling	0.7
Canadian Dollar	0.3
Hong Kong Dollar	0.1
New Taiwan Dollar	0.1
Total	100.0%

See Notes to Portfolio of Investments

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments
June 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.5%
	Australia — 8.3%
68,915	Alumina Ltd.	$142,801
42,176	Fortescue Metals Group Ltd.	137,022
7,266	Inghams Group Ltd.	20,541
16,165	Woodside Petroleum Ltd.	424,205
		724,569

	Brazil — 0.4%
1,819	Cia de Saneamento de Minas Gerais-COPASA	19,402
1,288	SLC Agricola S.A.	16,962
		36,364

	Canada — 3.0%
10,396	ARC Resources Ltd.	107,388
1,815	Russel Metals, Inc.	37,096
3,262	Vermilion Energy, Inc.	117,465
		261,949

	Cayman Islands — 0.3%
41,805	China Zhongwang Holdings Ltd.	22,113

	Chile — 0.5%
77,283	Aguas Andinas S.A., Class A	42,214

	China — 1.5%
52,000	Yanzhou Coal Mining Co., Ltd., Class H	68,002
170,000	Zijin Mining Group Co., Ltd., Class H	65,005
		133,007

	Finland — 4.4%
10,687	UPM-Kymmene OYJ	382,147

	France — 15.5%
9,904	Suez	128,440
14,545	TOTAL S.A., ADR	880,845
16,245	Veolia Environnement S.A.	347,737
		1,357,022

	Hong Kong — 1.5%
83,546	Guangdong Investment Ltd.	132,684

	India — 2.5%
21,880	National Aluminium Co., Ltd.	20,662
8,152	Oil India Ltd.	24,968
12,773	Vedanta Ltd., ADR	173,713
		219,343

	Indonesia — 1.0%
403,863	Adaro Energy Tbk PT	50,448
90,141	Bukit Asam Tbk PT	24,973
10,654	Indo Tambangraya Megah Tbk PT	16,635
		92,056

Shares	Description	Value

	Common Stocks (a) (Continued)
	Japan — 0.5%
2,700	Nippon Paper Industries Co., Ltd.	$43,116

	Malaysia — 0.2%
53,700	FGV Holdings Bhd	20,074

	Norway — 3.5%
12,004	Marine Harvest ASA	239,067
1,518	Salmar ASA	63,707
		302,774

	Portugal — 0.2%
1,724	Altri S.G.P.S. S.A.	17,415

	Russia — 6.8%
51,983	Magnitogorsk Iron & Steel Works PJSC	35,220
2,829	Novolipetsk Steel PJSC, GDR	69,056
5,968	Severstal PJSC, GDR	87,312
37,815	Tatneft PJSC	407,015
		598,603

	Singapore — 1.4%
53,500	Wilmar International Ltd.	120,154

	South Africa — 1.2%
2,861	African Rainbow Minerals Ltd.	22,755
923	Assore Ltd.	19,685
7,139	Exxaro Resources Ltd.	65,418
		107,858

	South Korea — 3.7%
1,778	SK Innovation Co., Ltd.	322,257

	Taiwan — 0.3%
20,585	Taiwan Fertilizer Co., Ltd.	28,256

	Thailand — 0.5%
89,200	Thai Union Group PCL	42,540

	Turkey — 0.9%
36,778	Eregli Demir ve Celik Fabrikalari TAS	81,660

	United Kingdom — 25.8%
12,346	Pennon Group PLC	129,436
14,878	Rio Tinto PLC	824,876
12,982	Royal Dutch Shell PLC, Class A, ADR	898,744
6,961	Severn Trent PLC	181,852
19,961	United Utilities Group PLC	201,054
2,333	Vedanta Resources PLC	19,915
		2,255,877

	United States — 15.6%
5,214	Alliance Resource Partners, L.P. (b)	95,677
10,936	Exxon Mobil Corp.	904,735

See Notes to Portfolio of Investments

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
6,915	International Paper Co.	$360,133
		1,360,545

	Total Investments — 99.5%	8,704,597
	(Cost $7,922,176) (c)
	Net Other Assets and Liabilities — 0.5%	41,968
	Net Assets — 100.0%	$8,746,565

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Security is a Master Limited Partnership (“MLP”).
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,108,475 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $326,054.The net unrealized appreciation was $782,421.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$8,704,597	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

% of Total
Sector Allocation	Long-Term Investments
Energy	50.7%
Materials	29.3
Utilities	13.6
Consumer Staples	6.0
Industrials	0.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	41.2%
British Pound Sterling	15.6
Euro	10.1
Australian Dollar	8.3
Russian Ruble	5.1
South Korean Won	3.7
Norwegian Krone	3.5
Hong Kong Dollar	3.3
Canadian Dollar	1.7
Singapore Dollar	1.4
South African Rand	1.2
Indonesian Rupiah	1.1
Turkish Lira	0.9
Indian Rupee	0.5
Japanese Yen	0.5
Thai Baht	0.5
Chilean Peso	0.5
Brazilian Real	0.4
New Taiwan Dollar	0.3
Malaysian Ringgit	0.2
Total	100.0%

See Notes to Portfolio of Investments

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments
June 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.9%
	Australia — 1.8%
3,949	GrainCorp Ltd., Class A	$22,445
28,664	Incitec Pivot Ltd.	77,002
5,655	Nufarm Ltd.	37,079
		136,526

	Belgium — 0.4%
744	Tessenderlo Group S.A. (b)	29,019

	Bermuda — 2.2%
2,431	Bunge Ltd.	169,465

	Canada — 4.8%
6,716	Nutrien Ltd.	365,366

	Chile — 1.3%
2,077	Sociedad Quimica y Minera de Chile S.A., ADR	99,800

	China — 0.2%
31,002	China BlueChemical Ltd., Class H	11,420

	Germany — 24.4%
7,849	BASF SE	750,793
6,762	Bayer AG	745,051
8,041	Evonik Industries AG	275,417
3,303	K+S AG	81,581
		1,852,842

	India — 6.6%
7,194	Chambal Fertilizers and Chemicals Ltd.	16,238
5,059	Coromandel International Ltd.	29,062
2,116	Escorts Ltd.	26,920
21,462	Mahindra & Mahindra Ltd.	281,200
2,370	PI Industries Ltd.	26,049
4,393	Tata Chemicals Ltd.	44,744
8,792	UPL Ltd.	79,406
		503,619

	Japan — 9.8%
21,300	Kubota Corp.	335,329
3,500	Mitsui Chemicals, Inc.	93,257
2,600	Nissan Chemical Corp.	121,411
800	Sakata Seed Corp.	30,276
29,000	Sumitomo Chemical Co., Ltd.	164,494
		744,767

	Luxembourg — 0.2%
2,023	Adecoagro S.A. (b)	16,083

	Malaysia — 3.8%
138,001	Petronas Chemicals Group Bhd	287,310

	Netherlands — 4.6%
23,426	CNH Industrial N.V.	246,676
3,636	OCI N.V. (b)	98,213
		344,889

Shares	Description	Value

	Common Stocks (a) (Continued)
	Norway — 2.6%
4,715	Yara International ASA	$195,678

	Russia — 2.2%
2,235	PhosAgro PJSC	80,786
50,664	Uralkali PJSC (b)	83,941
		164,727

	Singapore — 3.3%
110,500	Wilmar International Ltd.	248,169

	Switzerland — 0.8%
177	Bucher Industries AG	59,411

	Taiwan — 0.3%
16,911	Taiwan Fertilizer Co., Ltd.	23,213

	Turkey — 0.1%
925	Turk Traktor ve Ziraat Makineleri AS	10,470

	United States — 30.5%
1,373	AGCO Corp.	83,369
4,027	CF Industries Holdings, Inc.	178,799
4,994	Deere & Co.	698,161
11,306	DowDuPont, Inc.	745,291
2,321	FMC Corp.	207,056
6,651	Mosaic (The) Co.	186,561
619	Raven Industries, Inc.	23,801
955	Scotts Miracle-Gro (The) Co.	79,418
1,830	Toro (The) Co.	110,257
		2,312,713

	Total Investments — 99.9%	7,575,487
	(Cost $7,079,217) (c)
	Net Other Assets and Liabilities — 0.1%	9,859
	Net Assets — 100.0%	$7,585,346

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $662,799 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $166,529. The net unrealized appreciation was $496,270.

ADR - American Depositary Receipt

See Notes to Portfolio of Investments

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$7,575,487	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

Sector Allocation	% of Total Long-Term Investments
Materials	59.0%
Industrials	21.1
Health Care	9.8
Consumer Staples	6.4
Consumer Discretionary	3.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	37.6%
Euro	26.1
Japanese Yen	9.8
Indian Rupee	6.6
Canadian Dollar	4.8
Malaysian Ringgit	3.8
Singapore Dollar	3.3
Norwegian Krone	2.6
Russian Ruble	2.2
Australian Dollar	1.8
Swiss Franc	0.8
New Taiwan Dollar	0.3
Hong Kong Dollar	0.2
Turkish Lira	0.1
Total	100.0%

See Notes to Portfolio of Investments

First Trust BICK Index Fund (BICK)

Portfolio of Investments
June 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.8%
	Brazil — 24.4%
447,010	Ambev S.A., ADR	$2,069,656
402,208	B3 S.A. - Brasil Bolsa Balcao	2,131,549
299,523	Banco Bradesco S.A., ADR	2,054,728
288,312	Banco do Brasil S.A.	2,116,358
335,998	BB Seguridade Participacoes S.A.	2,132,633
408,781	BRF S.A. (b)	1,897,431
850,103	CCR S.A.	2,204,357
516,584	Cielo S.A.	2,205,887
97,724	Embraer S.A., ADR	2,433,328
591,627	Gerdau S.A. (Preference Shares)	2,114,180
203,572	Itau Unibanco Holding S.A., ADR	2,113,077
779,704	Itausa-Investimentos Itau S.A. (Preference Shares)	1,848,798
809,998	Kroton Educacional S.A.	1,954,069
354,068	Localiza Rent A Car S.A.	2,160,539
492,745	Lojas Americanas S.A. (Preference Shares)	2,110,447
295,116	Lojas Renner S.A.	2,203,614
80,761	Magazine Luiza S.A.	2,656,783
198,253	Petroleo Brasileiro S.A., ADR	1,988,478
140,613	Raia Drogasil S.A.	2,376,716
634,038	Rumo S.A. (b)	2,290,275
203,156	Suzano Papel e Celulose S.A.	2,344,098
195,126	Telefonica Brasil S.A., ADR	2,316,146
131,355	TIM Participacoes S.A., ADR	2,214,645
175,123	Ultrapar Participacoes S.A.	2,073,959
172,886	Vale S.A., ADR	2,216,398
		54,228,149

	Cayman Islands — 16.6%
156,060	AAC Technologies Holdings, Inc.	2,198,000
11,874	Alibaba Group Holding Ltd., ADR (b)	2,202,983
9,695	Baidu, Inc., ADR (b)	2,355,885
1,290,549	Country Garden Holdings Co., Ltd.	2,270,008
52,146	Ctrip.com International Ltd., ADR (b)	2,483,714
828,688	Geely Automobile Holdings Ltd.	2,149,460
66,835	JD.com, Inc., ADR (b)	2,603,223
10,299	NetEase, Inc., ADR	2,602,248
23,638	New Oriental Education & Technology Group, Inc., ADR	2,237,573
617,796	Sunac China Holdings Ltd.	2,161,530
115,589	Sunny Optical Technology Group Co., Ltd.	2,151,014
55,375	TAL Education Group, ADR (b)	2,037,800
46,224	Tencent Holdings Ltd.	2,320,156
201,307	Vipshop Holdings Ltd., ADR (b)	2,184,181
23,071	Weibo Corp., ADR (b)	2,047,782
519,730	Yatra Online, Inc. (b)	2,785,753
		36,791,310

Shares	Description	Value

	Common Stocks (a) (Continued)
	China — 8.8%
4,542,519	Agricultural Bank of China Ltd., Class H	$2,124,891
4,498,474	Bank of China Ltd., Class H	2,230,430
2,328,896	China Construction Bank Corp., Class H	2,152,097
842,565	China Life Insurance Co., Ltd., Class H	2,174,715
570,772	China Merchants Bank Co., Ltd., Class H	2,106,129
2,403,966	China Petroleum & Chemical Corp., Class H	2,147,930
2,837,098	Industrial and Commercial Bank of China Ltd., Class H	2,122,689
2,841,332	PetroChina Co., Ltd., Class H	2,162,072
239,883	Ping An Insurance (Group) Co. of China Ltd., Class H	2,207,550
		19,428,503

	Hong Kong — 1.1%
1,397,328	CNOOC Ltd.	2,411,520

	India — 17.0%
99,208	Axis Bank Ltd., GDR	3,700,458
137,549	Dr. Reddy’s Laboratories Ltd., ADR	4,429,078
36,823	HDFC Bank Ltd., ADR	3,867,152
467,078	ICICI Bank Ltd., ADR	3,750,636
215,435	Infosys Ltd., ADR	4,185,902
147,879	Reliance Industries Ltd., GDR (c)	4,155,400
64,347	State Bank of India, GDR (b)	2,413,013
187,682	Tata Motors Ltd., ADR (b)	3,669,183
266,585	Vedanta Ltd., ADR	3,625,556
851,909	Wipro Ltd., ADR	4,080,644
		37,877,022

	Isle of Man — 1.7%
290,279	Eros International PLC (b)	3,773,627

	Jersey Island — 1.8%
76,629	WNS (Holdings) Ltd., ADR (b)	3,998,501

	Mauritius — 1.8%
111,965	MakeMyTrip Ltd. (b)	4,047,535

	South Korea — 25.0%
7,622	Amorepacific Corp.	2,205,559
25,396	Celltrion Healthcare Co., Ltd. (d)	2,527,067
9,545	Celltrion, Inc. (d)	2,599,289
60,926	Hana Financial Group, Inc.	2,342,467
18,365	HLB, Inc. (b)	1,606,628
11,627	Hyundai Mobis Co., Ltd.	2,211,686
18,234	Hyundai Motor Co.	2,053,268
24,489	Kakao Corp.	2,515,918
48,930	KB Financial Group, Inc.	2,318,083
76,454	Korea Electric Power Corp.	2,195,180
7,487	LG Chem Ltd.	2,240,390

See Notes to Portfolio of Investments

First Trust BICK Index Fund (BICK)

Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	South Korea (Continued)
114,167	LG Display Co., Ltd.	$1,874,613
27,371	LG Electronics, Inc.	2,038,397
6,879	Lotte Chemical Corp.	2,147,951
3,789	NAVER Corp.	2,593,995
7,465	POSCO	2,203,665
5,826	Samsung Biologics Co., Ltd. (b) (c)	2,179,849
20,195	Samsung C&T Corp.	2,111,007
18,915	Samsung Electro-Mechanics Co., Ltd.	2,520,303
49,990	Samsung Electronics Co., Ltd.	2,092,448
12,640	Samsung SDI Co., Ltd.	2,427,061
57,931	Shinhan Financial Group Co., Ltd.	2,250,706
31,485	SillaJen, Inc. (b)	2,070,750
27,135	SK Hynix, Inc.	2,086,559
12,302	SK Innovation Co., Ltd.	2,229,703
		55,642,542

	United Kingdom — 1.6%
415,845	Vedanta Resources PLC	3,549,709

	Total Investments — 99.8%	221,748,418
	(Cost $223,692,415) (e)
	Net Other Assets and Liabilities — 0.2%	549,967
	Net Assets — 100.0%	$222,298,385

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (October 1, 2017 to June 30, 2018), the Fund received 0 and 239 shares of Celltrion Healthcare Co., Ltd. and Celltrion, Inc., respectively.
(e)

Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $20,651,726 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $22,595,723. The net unrealized depreciation was $1,943,997.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$221,748,418	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

Sector Allocation	% of Total Long-Term Investments
Financials	21.7%
Information Technology	21.0
Consumer Discretionary	20.2
Materials	9.2
Energy	7.7
Health Care	6.2
Industrials	5.1
Consumer Staples	3.9
Telecommunication Services	2.0
Real Estate	2.0
Utilities	1.0
Total	100.0%

See Notes to Portfolio of Investments

First Trust Nasdaq Smartphone Index Fund (FONE)

Portfolio of Investments
June 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.7%
	Bermuda — 2.2%
14,778	Marvell Technology Group Ltd.	$316,840

	Canada — 2.7%
40,361	BlackBerry Ltd. (b)	389,484

	Cayman Islands — 2.7%
2,565,515	FIH Mobile Ltd. (b)	398,941

	China — 2.0%
49,176	BYD Co., Ltd., Class H (c)	298,042

	Finland — 3.3%
82,465	Nokia OYJ, ADR	474,174

	France — 0.8%
6,648	Orange S.A.	111,368

	Germany — 0.8%
7,405	Deutsche Telekom AG	114,753

	Guernsey — 2.1%
4,719	Amdocs Ltd.	312,351

	Hong Kong — 4.1%
12,838	China Mobile Ltd.	114,052
900,000	Lenovo Group Ltd.	487,535
		601,587

	Italy — 0.7%
142,447	Telecom Italia S.p.A. (b)	106,031

	Japan — 11.3%
4,250	KDDI Corp.	116,350
8,000	Kyocera Corp.	451,393
4,370	NTT DOCOMO, Inc.	111,406
1,600	SoftBank Group Corp.	115,222
10,100	Sony Corp.	516,700
113,000	Toshiba Corp. (b)	339,873
		1,650,944

	Netherlands — 2.1%
13,394	STMicroelectronics N.V.	298,910

	Russia — 0.7%
11,928	Mobile TeleSystems PJSC, ADR	105,324

	Singapore — 3.3%
34,375	Flex Ltd. (b)	485,031

	South Korea — 6.5%
8,756	KT Corp., ADR	116,280
5,558	LG Electronics, Inc.	413,920
10,152	Samsung Electronics Co., Ltd.	424,935
		955,135

	Spain — 0.8%
12,971	Telefonica S.A.	110,259

Shares	Description	Value

	Common Stocks (a) (Continued)
	Sweden — 2.3%
43,953	Telefonaktiebolaget LM Ericsson, Class B	$339,876

	Taiwan — 12.7%
244,125	HTC Corp. (b)	455,605
589,926	Inventec Corp.	463,411
225,999	Pegatron Corp.	464,770
634,400	Wistron Corp.	471,298
		1,855,084

	United Kingdom — 0.8%
44,767	Vodafone Group PLC	108,603

	United States — 37.8%
293	Alphabet, Inc., Class C (b)	326,885
3,276	Analog Devices, Inc.	314,234
2,555	Apple, Inc.	472,956
3,535	AT&T, Inc.	113,509
9,446	CEVA, Inc. (b)	285,269
13,810	Ciena Corp. (b)	366,103
3,056	Crown Castle International Corp.	329,498
5,767	Intel Corp.	286,678
5,427	Maxim Integrated Products, Inc.	318,348
5,527	Micron Technology, Inc. (b)	289,836
2,965	Motorola Solutions, Inc.	345,037
5,477	QUALCOMM, Inc.	307,369
2,014	SBA Communications Corp. (b)	332,552
3,228	Skyworks Solutions, Inc.	311,986
7,572	Synaptics, Inc. (b)	381,402
2,844	Texas Instruments, Inc.	313,551
2,397	Verizon Communications, Inc.	120,593
4,674	Xilinx, Inc.	305,025
		5,520,831
	Total Common Stocks — 99.7%	14,553,568
	(Cost $13,256,212)

	Money Market Funds — 0.1%
16,238	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.90% (d) (e)	16,238
	(Cost $16,238)

See Notes to Portfolio of Investments

First Trust Nasdaq Smartphone Index Fund (FONE)

Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 1.5%
$161,028	BNP Paribas S.A., 2.10% (d), dated 06/29/18, due 07/02/18, with a maturity value of $161,056. Collateralized by U.S. Treasury Note, interest rate of 2.750%, due 02/15/19. The value of the collateral including accrued interest is $165,961. (e)	$161,028
51,483	JPMorgan Chase & Co., 2.05% (d), dated 06/29/18, due 07/02/18, with a maturity value of $51,492. Collateralized by U.S. Treasury Notes, interest rates of 1.625% to 1.750%, due 03/15/20 to 05/15/23. The value of the collateral including accrued interest is $52,770. (e)	51,483

	Total Repurchase Agreements — 1.5%	212,511
	(Cost $212,511)

	Total Investments — 101.3%	14,782,317
	(Cost $13,484,961) (f)
	Net Other Assets and Liabilities — (1.3)%	(183,542)
	Net Assets — 100.0%	$14,598,775

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $216,622 and the total value of the collateral held by the Fund is $228,749.
(d)	Rate shown reflects yield as of June 30, 2018.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,902,917 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $605,561. The net unrealized appreciation was $1,297,356.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$14,553,568	$—	$—
Money Market Funds	16,238	—	—
Repurchase Agreements	—	212,511	—
Total Investments	$14,569,806	$212,511	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

Sector Allocation	% of Total Long-Term Investments
Information Technology	74.6%
Telecommunication Services	10.1
Consumer Discretionary	8.4
Real Estate	4.6
Industrials	2.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	53.8%
New Taiwan Dollar	12.5
Japanese Yen	11.2
Hong Kong Dollar	8.8
South Korean Won	5.7
Euro	5.0
Swedish Krona	2.3
British Pound Sterling	0.7
Total	100.0%

See Notes to Portfolio of Investments

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments
June 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.4%
	Bermuda — 1.4%
147,592	Brilliance China Automotive Holdings Ltd.	$266,379

	Cayman Islands — 4.0%
41,869	China Harmony New Energy Auto Holding Ltd.	17,984
276,153	Geely Automobile Holdings Ltd.	716,289
		734,273

	China — 4.6%
119,916	AviChina Industry & Technology Co., Ltd., Class H	71,379
84,056	BAIC Motor Corp., Ltd., Class H (b)	80,353
39,583	BYD Co., Ltd., Class H (c)	239,902
41,045	Chongqing Changan Automobile Co., Ltd., Class B	41,486
120,666	Dongfeng Motor Group Co., Ltd., Class H	127,655
178,785	Great Wall Motor Co., Ltd., Class H	136,728
161,496	Guangzhou Automobile Group Co., Ltd., Class H	157,881
		855,384

	France — 7.7%
32,835	Peugeot S.A.	750,023
8,134	Renault S.A. (c)	691,805
		1,441,828

	Germany — 18.1%
7,872	Bayerische Motoren Werke AG	713,647
21,794	Daimler AG	1,403,117
8,820	Porsche Automobil Holding SE (Preference Shares)	561,969
4,176	Volkswagen AG (Preference Shares)	693,570
		3,372,303

	Italy — 0.1%
8,458	Piaggio & C. S.p.A.	21,276

	Japan — 34.9%
49,435	Honda Motor Co., Ltd.	1,452,487
34,559	Mazda Motor Corp.	424,515
39,500	Mitsubishi Motors Corp.	315,030
78,876	Nissan Motor Co., Ltd.	767,993
2,400	Nissan Shatai Co., Ltd.	21,872
25,565	Subaru Corp.	744,679
13,659	Suzuki Motor Corp.	754,783
24,676	Toyota Motor Corp.	1,598,039
17,112	Yamaha Motor Co., Ltd.	430,601
		6,509,999

	Malaysia — 0.2%
18,193	UMW Holdings Bhd	26,887

Shares	Description	Value

	Common Stocks (a) (Continued)
	South Korea — 5.7%
6,084	Hyundai Motor Co.	$685,098
13,776	Kia Motors Corp.	381,328
		1,066,426

	Taiwan — 0.2%
49,831	Yulon Motor Co., Ltd.	34,486

	United States — 22.5%
133,801	Ford Motor Co.	1,481,177
36,749	General Motors Co.	1,447,911
7,478	Harley-Davidson, Inc.	314,674
2,756	Tesla, Inc. (c) (d)	945,170
		4,188,932
	Total Common Stocks — 99.4%	18,518,173
	(Cost $20,046,010)

	Money Market Funds — 0.6%
111,094	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.90% (e) (f)	111,094
	(Cost $111,094)

Principal Value	Description	Value

	Repurchase Agreements — 7.8%
$1,101,705	BNP Paribas S.A., 2.10% (e), dated 06/29/18, due 07/02/18, with a maturity value of $1,101,897. Collateralized by U.S. Treasury Note, interest rate of 2.750%, due 02/15/19. The value of the collateral including accrued interest is $1,135,455. (f)	1,101,705
352,232	JPMorgan Chase & Co., 2.05% (e), dated 06/29/18, due 07/02/18, with a maturity value of $352,292. Collateralized by U.S. Treasury Notes, interest rates of 1.625% to 1.750%, due 03/15/20 to 05/15/23. The value of the collateral including accrued interest is $361,040. (f)	352,232

	Total Repurchase Agreements — 7.8%	1,453,937
	(Cost $1,453,937)

	Total Investments — 107.8%	20,083,204
	(Cost $21,611,041) (g)
	Net Other Assets and Liabilities — (7.8)%	(1,444,567)
	Net Assets — 100.0%	$18,638,637

See Notes to Portfolio of Investments

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,489,468 and the total value of the collateral held by the Fund is $1,565,031.
(d)	Non-income producing security.
(e)	Rate shown reflects yield as of June 30, 2018.
(f)	This security serves as collateral for securities on loan.
(g)

Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,219,767 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,747,604. The net unrealized depreciation was $1,527,837.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$18,518,173	$—	$—
Money Market Funds	111,094	—	—
Repurchase Agreements	—	1,453,937	—
Total Investments	$18,629,267	$1,453,937	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of June 30, 2018, the Fund transferred common stocks valued at $114,452 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being priced on the primary exchange.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	99.6%
Industrials	0.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	32.4%
United States Dollar	28.7
Euro	24.1
Hong Kong Dollar	9.2
South Korean Won	5.3
New Taiwan Dollar	0.2
Malaysian Ringgit	0.1
Total	100.0%

See Notes to Portfolio of Investments

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments
June 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.5%
	Canada — 4.4%
2,063,142	Open Text Corp.	$72,601,967

	Germany — 4.5%
637,839	SAP SE, ADR	73,772,459

	India — 1.3%
4,329,191	Wipro Ltd., ADR	20,736,825

	Israel — 1.2%
204,544	Check Point Software Technologies Ltd. (b)	19,979,858

	United States — 88.1%
280,839	Activision Blizzard, Inc.	21,433,633
79,889	Adobe Systems, Inc. (b)	19,477,737
954,382	Akamai Technologies, Inc. (b)	69,889,394
65,396	Alphabet, Inc., Class A (b)	73,844,509
44,144	Amazon.com, Inc. (b)	75,035,971
216,176	Apple, Inc.	40,016,339
557,201	CA, Inc.	19,864,216
1,684,423	Cisco Systems, Inc.	72,480,722
181,277	Equinix, Inc.	77,929,170
415,580	F5 Networks, Inc. (b)	71,666,771
375,125	Facebook, Inc., Class A (b)	72,894,290
2,650,666	Hewlett Packard Enterprise Co.	38,726,230
285,868	International Business Machines Corp.	39,935,760
98,777	Intuit, Inc.	20,180,635
235,835	j2 Global, Inc.	20,425,669
2,700,515	Juniper Networks, Inc.	74,048,121
408,701	Microsoft Corp.	40,302,006
1,053,005	NetApp, Inc.	82,692,483
204,612	Netflix, Inc. (b)	80,091,275
737,569	NetScout Systems, Inc. (b)	21,905,799
1,539,850	Oracle Corp.	67,845,791
442,931	Red Hat, Inc. (b)	59,516,638
556,262	salesforce.com, Inc. (b)	75,874,137
1,804,401	Teradata Corp. (b)	72,446,700
523,288	VMware, Inc., Class A (b)	76,907,637
16,350,371	Zynga, Inc., Class A (b)	66,546,010
		1,451,977,643

	Total Investments — 99.5%	1,639,068,752
	(Cost $1,327,190,250) (c)
	Net Other Assets and Liabilities — 0.5%	8,467,257
	Net Assets — 100.0%	$1,647,536,009

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $320,666,225 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,787,723. The net unrealized appreciation was $311,878,502.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,639,068,752	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

Sector Allocation	% of Total Long-Term Investments
Information Technology	85.8%
Consumer Discretionary	9.5
Real Estate	4.7
Total	100.0%

See Notes to Portfolio of Investments

First Trust International IPO ETF (FPXI)

Portfolio of Investments
June 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.8%
	Australia — 2.3%
12,345	Costa Group Holdings Ltd.	$75,372
197,725	South32 Ltd.	528,238
		603,610

	Brazil — 2.1%
25,907	Hapvida Participacoes e Investimentos S.A. (b) (c)	197,523
12,047	IRB Brasil Resseguros S.A.	147,427
44,916	Petrobras Distribuidora S.A.	209,761
		554,711

	Canada — 3.0%
4,179	Canada Goose Holdings, Inc. (b)	245,934
3,584	Shopify, Inc., Class A (b)	522,870
		768,804

	Cayman Islands — 24.7%
97,803	3SBio, Inc. (c)	222,144
13,157	Alibaba Group Holding Ltd., ADR (b)	2,441,018
142,394	CK Asset Holdings Ltd.	1,130,716
528,037	Dali Foods Group Co., Ltd. (c)	407,187
12,017	iQIYI, Inc., ADR (b)	388,149
12,150	Pagseguro Digital Ltd., Class A (b)	337,163
10,619	Sea Ltd., ADR (b)	159,285
565,808	WH Group Ltd. (c)	460,833
44,714	Wuxi Biologics Cayman, Inc. (b) (c)	497,829
20,125	ZTO Express Cayman, Inc., ADR	402,500
		6,446,824

	China — 10.5%
876,000	CGN Power Co., Ltd., Class H (c)	226,659
425,608	China Vanke Co., Ltd., Class H	1,489,107
1,562,000	Postal Savings Bank of China Co., Ltd., Class H (c)	1,017,363
		2,733,129

	Denmark — 3.8%
16,208	Orsted A/S (c)	980,617

	Finland — 0.5%
5,109	DNA OYJ	122,309

	Germany — 14.7%
7,807	Covestro AG (c)	696,723
7,112	Delivery Hero AG (b) (c)	378,560
4,148	Scout24 AG (c)	220,113
38,555	Siemens Healthineers AG (b) (c)	1,591,844
14,109	Uniper SE	420,810
9,580	Zalando SE (b) (c)	535,548
		3,843,598

	Hong Kong — 1.3%
242,538	China Resources Pharmaceutical Group Ltd. (c)	335,725

Shares	Description	Value

	Common Stocks (a) (Continued)
	Ireland — 2.8%
104,652	AIB Group PLC	$568,289
6,889	nVent Electric PLC (b)	172,914
		741,203

	Italy — 4.6%
9,854	Moncler S.p.A.	448,793
38,555	Pirelli & C S.p.A. (b) (c)	322,016
50,357	Poste Italiane S.p.A. (c)	421,646
		1,192,455

	Japan — 10.5%
23,100	Japan Post Insurance Co., Ltd.	475,291
6,200	Kyushu Railway Co.	189,839
65,400	Recruit Holdings Co., Ltd.	1,811,104
12,300	SG Holdings Co., Ltd.	269,963
		2,746,197

	Jersey Island — 0.7%
3,954	Wizz Air Holdings PLC (b) (c)	187,858

	Multi-National — 1.3%
340,448	HK Electric Investments & HK Electric Investments Ltd. (c)	324,583

	Netherlands — 7.8%
5,668	ASR Nederland N.V.	231,536
9,451	Ferrari N.V.	1,285,798
12,899	NN Group N.V.	524,811
		2,042,145

	Singapore — 0.6%
26,800	BOC Aviation Ltd. (c)	166,527

	Spain — 4.0%
5,783	Aena SME S.A. (c)	1,050,153

	Switzerland — 1.1%
1,740	Sunrise Communications Group AG (c)	141,969
1,158	VAT Group AG (c)	155,055
		297,024

	United Kingdom — 3.5%
9,022	Atlassian Corp. PLC, Class A (b)	564,055
4,819	Fevertree Drinks PLC	215,600
28,115	Indivior PLC (b)	142,185
		921,840

	Total Investments — 99.8%	26,059,312
	(Cost $24,099,385) (d)
	Net Other Assets and Liabilities — 0.2%	46,971
	Net Assets — 100.0%	$26,106,283

See Notes to Portfolio of Investments

First Trust International IPO ETF (FPXI)

Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,777,353 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $817,426. The net unrealized appreciation was $1,959,927.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$26,059,312	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

Sector Allocation	% of Total Long-Term Investments
Information Technology	19.2%
Industrials	16.9
Financials	13.0
Consumer Discretionary	11.7
Health Care	11.5
Real Estate	10.1
Utilities	7.5
Materials	4.7
Consumer Staples	4.4
Telecommunication Services	1.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	33.9%
Hong Kong Dollar	24.1
United States Dollar	20.1
Japanese Yen	10.5
Danish Krone	3.8
Australian Dollar	2.3
Brazilian Real	2.1
British Pound Sterling	2.1
Swiss Franc	1.1
Total	100.0%

See Notes to Portfolio of Investments

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments
June 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.9%
	Israel — 6.7%
211,336	Check Point Software Technologies Ltd. (b)	$20,643,300
338,155	CyberArk Software Ltd. (b)	21,290,239
152,278	Radware Ltd. (b)	3,849,588
		45,783,127

	Japan — 3.0%
361,836	Trend Micro, Inc.	20,654,867

	Jersey — 4.9%
839,708	Experian PLC	20,773,276
306,674	Mimecast Ltd. (b)	12,638,035
		33,411,311

	South Korea — 2.5%
374,663	Ahnlab, Inc.	17,144,740

	United Kingdom — 7.4%
2,418,399	BAE Systems PLC	20,643,780
2,161,686	Sophos Group PLC (c)	18,229,918
518,452	Ultra Electronics Holdings PLC	11,289,735
		50,163,433

	United States — 75.4%
272,966	Akamai Technologies, Inc. (b)	19,989,300
123,471	CACI International, Inc., Class A (b)	20,811,037
963,537	Cisco Systems, Inc.	41,460,997
118,861	F5 Networks, Inc. (b)	20,497,580
1,232,832	FireEye, Inc. (b)	18,973,285
336,320	Fortinet, Inc. (b)	20,996,458
424,241	Imperva, Inc. (b)	20,469,628
360,346	Itron, Inc. (b)	21,638,777
772,372	Juniper Networks, Inc.	21,178,440
556,134	KeyW Holding (The) Corp. (b)	4,860,611
329,704	ManTech International Corp., Class A	17,685,323
216,662	OneSpan, Inc. (b)	4,257,408
197,761	Palo Alto Networks, Inc. (b)	40,633,953
176,026	Proofpoint, Inc. (b)	20,297,558
267,391	Qualys, Inc. (b)	22,541,061
232,625	Science Applications International Corp.	18,826,341
371,386	Splunk, Inc. (b)	36,808,067
1,980,382	Symantec Corp.	40,894,888
264,994	Varonis Systems, Inc. (b)	19,742,053
384,184	Verint Systems, Inc. (b)	17,038,560
157,745	VeriSign, Inc. (b)	21,677,318
299,338	VMware, Inc., Class A (b)	43,993,706
		515,272,349
	Total Investments — 99.9%	682,429,827
	(Cost $603,692,793) (d)
	Net Other Assets and Liabilities — 0.1%	697,859
	Net Assets — 100.0%	$683,127,686

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $96,256,459 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $17,519,425. The net unrealized appreciation was $78,737,034.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$682,429,827	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

Sector Allocation	% of Total Long-Term Investments
Information Technology	91.6%
Industrials	8.4
Total	100.0%

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments

June 30, 2018 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of fourteen funds (each a “Fund” and collectively, the “Funds”) that are offering shares as follows, including the exchange on which they are listed and traded:

First Trust STOXX® European Select Dividend Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDD”)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund – (NYSE Arca ticker “FFR”)

First Trust Dow Jones Global Select Dividend Index Fund – (NYSE Arca ticker “FGD”)

First Trust Global Wind Energy ETF – (NYSE Arca ticker “FAN”)

First Trust Global Engineering and Construction ETF – (NYSE Arca ticker “FLM”)

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “GRID”)

First Trust Indxx Global Natural Resources Income ETF – (Nasdaq ticker “FTRI”)

First Trust Indxx Global Agriculture ETF – (Nasdaq ticker “FTAG”)

First Trust BICK Index Fund – (Nasdaq ticker “BICK”)

First Trust Nasdaq Smartphone Index Fund – (Nasdaq ticker “FONE”)

First Trust NASDAQ Global Auto Index Fund – (Nasdaq ticker “CARZ”)

First Trust Cloud Computing ETF – (Nasdaq ticker “SKYY”)

First Trust International IPO ETF – (Nasdaq ticker “FPXI”)

First Trust Nasdaq Cybersecurity ETF – (Nasdaq ticker “CIBR”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

 First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

June 30, 2018 (Unaudited)

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

1) the value of similar foreign securities traded on other foreign markets;

2) ADR trading of similar securities;

3) closed-end fund trading of similar securities;

4) foreign currency exchange activity;

5) the trading prices of financial products that are tied to baskets of foreign securities;

6) factors relating to the event that precipitated the pricing problem;

7) whether the event is likely to recur; and

8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

June 30, 2018 (Unaudited)

ο Quoted prices for similar investments in active markets.

ο Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

ο Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks and default rates).

ο Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

• Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2018, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Foreign Currency

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

D. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2018, only FAN, FLM, GRID, FONE and CARZ had securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

June 30, 2018 (Unaudited)

the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (October 1, 2017 through June 30, 2018) were received as collateral for lending securities.

First Trust Exchange-Traded Fund II

Additional Information

June 30, 2018 (Unaudited)

Disclaimers

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

First Trust BICK Index Fund

First Trust Cloud Computing ETF

First Trust Global Engineering and Construction ETF

First Trust Global Wind Energy ETF

The Funds are not sponsored, endorsed, sold or promoted ISE. ISE makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. ISE’s only relationship to First Trust is the licensing of certain trademarks and trade names of ISE and of the Indices which are determined, composed and calculated by ISE without regard to First Trust or the Funds. ISE has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the Indices. ISE is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. ISE has no obligation or liability in connection with the administration, marketing or trading of the Funds.

ISE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN AND ISE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. ISE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN. ISE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE

INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ISE HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN ISE AND FIRST TRUST.

First Trust Dow Jones Global Select Dividend Index Fund

“Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and is licensed for use by S&P Dow Jones Indices LLC and sublicensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, their affiliates or licensors (collectively, “S&P Dow Jones”). S&P Dow Jones makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. S&P Dow Jones’ only relationship to First Trust with respect to the Fund is the licensing of the Index and certain related trademarks. The Index is determined, composed and calculated by S&P Dow Jones without regard to First Trust or the Fund. S&P Dow Jones has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. S&P Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND S&P DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND,

First Trust Exchange-Traded Fund II

Additional Information (Continued)

June 30, 2018 (Unaudited)

OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. S&P DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES AND FIRST TRUST.

The Index was launched on October 17, 2007. Estimated daily historical closing prices based on back-testing (i.e., calculations of how the Index might have performed in the past if it had existed) are available back to December 31, 1998, the date at which the base value of the Index was set. Backtested performance information is purely hypothetical and is solely for informational purposes. Backtested performance does not represent actual performance, and should not be interpreted as an indication of actual performance. Past performance is not indicative of future results.

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

The shares of the Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) or by the London Stock Exchange Plc (the “London Exchange”), The Financial Times Limited (“FT”), Euronext N.V. (“Euronext”), European Public Real Estate Association (“EPRA”) and National Association of Real Estate Investment Trusts (“NAREIT”) and neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Index and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE. However, neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT shall be liable (whether in negligence or otherwise) to any person for any error in the Index and neither FTSE, Euronext, London Exchange, FT, EPRA or NAREIT shall be under any obligation to advise any person of any error therein.

“FTSE®” is a trade mark of the London Stock Exchange Group companies and is used by FTSE under license. “NAREIT®” is a trade mark of the National Association of Real Estate Investment Trusts (“NAREIT”) and “EPRA®” is a trade mark of the European Public Real Estate Association (“EPRA”) and all are used by FTSE International Limited (“FTSE”) under license.

All intellectual property rights within the index values and constituent list vest in FTSE, Euronext N.V., NAREIT and EPRA. First Trust has obtained full license from FTSE to use such intellectual property rights in the creation of this product.

First Trust Indxx Global Agriculture ETF

First Trust Indxx Global Natural Resources Income ETF

The Funds are not sponsored, endorsed, sold or promoted by Indxx, LLC, the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. The Index Provider’s only relationship to First Trust is the licensing of certain trademarks and trade names of the Index Provider and of the Indxx Global Natural Resources Income Index and Indxx Global Agriculture Index which are determined, composed and calculated by the Index Provider without regard to First Trust or the Fund, the Index Provider has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the Indxx Global Natural Resources Income Index and Indxx Global Agriculture Index. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Funds.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDXX GLOBAL NATURAL RESOURCES INCOME INDEX AND INDXX GLOBAL AGRICULTURE

First Trust Exchange-Traded Fund II

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INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDXX GLOBAL NATURAL RESOURCES INCOME INDEX AND INDXX GLOBAL AGRICULTURE INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDXX GLOBAL NATURAL RESOURCES INCOME INDEX AND INDXX GLOBAL AGRICULTURE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN THE INDEX PROVIDER AND FIRST TRUST.

First Trust International IPO ETF

The Fund is not sponsored, endorsed, sold or promoted by IPOX®. IPOX® makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX®’s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX® and of the U.S. IPOX® International Index, which is determined, composed and calculated by IPOX® without regard to First Trust or the Fund.

IPOX® IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX® SCHUSTER LLC AND IPOX® SCHUSTER, IPOX®-100 AND IPOX®-30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX® SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX® SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT.

A patent with respect to the IPOX® index methodology has been issued (U.S. Pat. No. 7,698,197). IPOX® is a registered international trademark of IPOX® Schuster LLC (www.ipoxschuster.com).

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund

First Trust Nasdaq Cybersecurity ETF

First Trust NASDAQ Global Auto Index Fund

First Trust Nasdaq Smartphone Index Fund

The First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund, First Trust Nasdaq Cybersecurity ETF, First Trust Nasdaq Smartphone Index Fund, and First Trust NASDAQ Global Auto Index Fund are not sponsored, endorsed, sold or promoted by Nasdaq, Inc., Clean Edge, Inc. (“Clean Edge”) or their affiliates (Nasdaq, Inc. and Clean Edge, collectively with their affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the First Trust Nasdaq Cybersecurity ETF, First Trust Nasdaq Smartphone Index Fund, First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund and First Trust NASDAQ Global Auto Index Fund (the “Nasdaq Funds”). The Corporations make no representation or warranty, express or implied to the owners of the Nasdaq Funds or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly, or the ability of the Nasdaq CTA Cybersecurity IndexSM, NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM, Nasdaq CTA Smartphone IndexSM or NASDAQ OMX Global Auto IndexSM to track general stock market or sector performance. The Corporations’ only relationship to First Trust Advisors L.P. (“Licensee”) is in the licensing of: (a) certain intellectual property, including the Nasdaq CTA Cybersecurity IndexSM, NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM, Nasdaq CTA Smartphone IndexSM and NASDAQ OMX Global Auto IndexSM, and certain trade names, trademarks or service marks of the Corporations; and (b) the use of the Nasdaq CTA Cybersecurity IndexSM, NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM, Nasdaq CTA Smartphone IndexSM and NASDAQ OMX Global Auto IndexSM, which each is determined and composed by the Corporations without regard to Licensee or the Nasdaq Funds, as a benchmark or a component of a pricing or settlement mechanism for each Fund. The Corporations neither recommend nor endorse any investment in the Indices or any Nasdaq Fund based thereon. The Corporations are not responsible for and have not participated in the

First Trust Exchange-Traded Fund II

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June 30, 2018 (Unaudited)

determination of the timing of, prices at, or quantities of the Nasdaq Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Nasdaq Funds. Neither the Indices nor the Nasdaq Funds should be construed as investment advice by the Corporations.

NASDAQ, INC., CLEAN EDGE, INC. AND THEIR AFFILIATES (NASDAQ, INC. AND CLEAN EDGE, COLLECTIVELY WITH THEIR AFFILIATES, ARE REFERRED TO AS THE “CORPORATIONS”) DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ CTA CYBERSECURITY INDEXSM, NASDAQ OMX® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEXSM, NASDAQ CTA SMARTPHONE INDEXSM OR NASDAQ OMX GLOBAL AUTO INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY LICENSEE OR THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ CTA CYBERSECURITY INDEXSM, NASDAQ OMX® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEXSM, NASDAQ CTA SMARTPHONE INDEXSM OR NASDAQ OMX GLOBAL AUTO INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ CTA CYBERSECURITY INDEXSM, NASDAQ OMX® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEXSM, NASDAQ CTA SMARTPHONE INDEXSM OR NASDAQ OMX GLOBAL AUTO INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

First Trust STOXX® European Select Dividend Index Fund

“STOXX” is a trademark of STOXX and has been licensed for use for certain purposes by First Trust and the European Select Dividend Index Fund. STOXX Limited and its licensors (the “Licensors”) have no relationship to First Trust, other than the licensing of the Index and the related trademarks for use in connection with the Fund.

STOXX and its Licensors do not:

• sponsor, endorse, sell or promote the Fund.

• recommend that any person invest in the Fund or any other securities.

• have any responsibility or liability for or make any decisions about the timing, amount or pricing of Fund.

• have any responsibility or liability for the administration, management or marketing of the Fund.

• consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Index or have any obligation to do so.

STOXX and its Licensors give no warranty, and exclude any liability (whether in negligence or otherwise), in connection with the Fund or their performance.

STOXX does not assume any contractual relationship with the purchasers of the Fund or any other third parties.

Specifically,

• STOXX and its Licensors do not give any warranty, express or implied, and exclude any liability about:

– The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Index and the data included in the Index;

– The accuracy, timeliness, and completeness of the Index and its data;

– The merchantability and the fitness for a particular purpose or use of the Index and its data;

– The performance of the Fund generally.

• STOXX and its Licensors give no warranty and exclude any liability, for any errors, omissions or interruptions in the Index or its data;

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June 30, 2018 (Unaudited)

• Under no circumstances will STOXX or its Licensors be liable (whether in negligence or otherwise) for any lost profits or indirect, punitive, special or consequential damages or losses, arising as a result of such errors, omissions or interruptions in the relevant Index or its data or generally in relation to the Fund, even in circumstances where STOXX or its Licensors are aware that such loss or damage may occur.

The licensing agreement between First Trust and STOXX is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 29, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	August 29, 2018

* Print the name and title of each signing officer under his or her signature.